CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

NOTE 6 – CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash assets, bank deposits and financial investments The balance of this line item, as recorded in the cash flow statement, can be reconciled to the corresponding balance sheet items, as demonstrated below:

	12/31/2024	12/31/2023
Cash and Banks	179,907	51,270
Financial Investments	26,392,615	12,995,101
	26,572,522	13,046,371

The financial investments consist of Bank Deposit Certificates (CDB) and fixed income funds, substantially remunerated by the CDI.

Accounting Policy

Cash comprises cash and available bank deposits.

Cash comprises cash in hand and available bank deposits. Cash equivalents comprise financial investments with maturity within 90 days from the date of acquisition, which are These are highly liquid, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.